Fair value measurements - Level 3 Reconciliation (Details) - Unrealized net gains (losses) on AFS investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Carrying amount at beginning of year	$ 0	$ 13,174	$ 12,945
Proceeds from sales, paydowns and maturities	0	(7,631)	0
Change in unrealized gains (losses) recognized in other comprehensive income	0	102	229
Realized and unrealized gains recognized in net income	0	(19)	0
Transfers in (out of) Level 3 out of (into) Level 2 - AFS	0	(5,626)	0
Carrying amount at end of year	0	0	13,174
Cumulative gain (loss) recognized in other comprehensive income	$ 0	$ (14)	$ (116)